Investment Strategy	Nov. 03, 2025
HORIZON SMALL/MID CAP CORE EQUITY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Small/Mid Cap Core Equity Fund
Strategy Narrative [Text Block]

The Small/Mid Cap Core Equity Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of U.S. small- and mid-capitalization companies, including common stocks and Real Estate Investment Trusts (REITs). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in the equity securities of small and mid-cap issuers. The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), generally considers small and mid-cap issuers to be those that are within the range of the S&P 600 and S&P 400 indices, respectively, when purchased.

The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), employs a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio among issuers, sectors, and/or factors (such as growth, value, momentum, quality, size, and volatility). Horizon selects securities believed to offer the highest projected return for a given level of risk, using a multi-disciplinary approach that includes economic, quantitative, and fundamental analysis.

The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy.

Options: The Fund may, at times, seek to generate income through the use of an options strategy involving primarily put spreads on broad-based securities indices (including, without limitation, the S&P 500) or ETFs that track broad-based securities indices. Put spread transactions consist of a sold put option on a portion of the Fund’s portfolio, and purchased put option of the same maturity with a lower strike price. The Fund seeks to generate income from the sold put options while the purchased put options with a lower strike are used to hedge against a decline of the option’s reference asset. The use of this strategy is expected to increase the Fund’s volatility. Options purchased by the Fund will generally be exchange-traded (including Flexible Exchange Options (“FLEX Options”)). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

During periods where the U.S. equity market is relatively stable or rising in value such that the option premiums received by the Fund exceed the change in value of the sold put option, the strategy may outperform an otherwise similar strategy that does not sell put options. Alternatively, during periods of falling markets where gains in the sold put options exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no sold put options. In those cases, however, losses will be hedged at values of the reference asset below the strike price of the long-put option.

The Fund’s use of options may be opportunistic and vary based on Horizon’s market outlook, risk assessment, and portfolio management objectives. The Fund may also use options for hedging purposes, to manage portfolio risk, or to enhance return potential in a cost-effective manner. The Fund’s investment strategies, including its use of options, are subject to change based on Horizon’s ongoing assessment of market conditions and the investment opportunities available.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in the equity securities of small and mid-cap issuers.
HORIZON INTERNATIONAL EQUITY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the International Equity Fund
Strategy Narrative [Text Block]

The International Equity Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of non-U.S. companies across developed and emerging markets. In addition to investing in the equity securities of non-U.S. companies directly, the Fund may also gain exposure to such companies by investing in American Depositary Receipts (“ADRs”) and in other ETFs with exposure to such companies. The Fund may also invest in equity securities of U.S. companies that derive a significant portion of their revenue from international markets.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.

The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), employs a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio among issuers, sectors, countries, and/or factors (such as growth, value, momentum, quality, size, and volatility). Horizon selects securities believed to offer the highest projected return for a given level of risk, using a multi-disciplinary approach that includes economic, quantitative, and fundamental analysis. The Fund will invest its assets to gain exposure to at least three different countries, excluding the United States. Horizon selects portfolio investments without restriction as to the issuer’s market capitalization.

The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy or in particular countries.

Options: The Fund may, at times, seek to generate income through the use of an options strategy involving primarily put spreads on broad-based securities indices or ETFs that track broad-based securities indices. Put spread transactions consist of a sold put option on a portion of the Fund’s portfolio, and a purchased put option of the same maturity with a lower strike price. The Fund seeks to generate income from the sold put options while the purchased put options with a lower strike are used to hedge against a decline of the option’s reference asset. The use of this strategy is expected to increase the Fund’s volatility. Options purchased by the Fund will generally be exchange-traded (including Flexible Exchange Options (“FLEX Options”)). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

During periods where equity markets are relatively stable or rising in value such that the option premiums received by the Fund exceed the change in value of the sold put option, the strategy may outperform an otherwise similar strategy that does not sell put options. Alternatively, during periods of falling markets where gains in the sold put options exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no sold put options. In those cases, however, losses will be hedged at values of the reference asset below the strike price of the long put option.

The Fund’s use of options may be opportunistic and vary based on Horizon’s market outlook, risk assessment, and portfolio management objectives. The Fund may also use options for hedging purposes, to manage portfolio risk, or to enhance return potential in a cost-effective manner. The Fund’s investment strategies, including its use of options, are subject to change based on Horizon’s ongoing assessment of market conditions and the investment opportunities available.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.
HORIZON INTERNATIONAL MANAGED RISK ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the International Managed Risk Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing two primary strategies: (1) the Equity Strategy, and (2) the Risk Assist® Strategy.

Equity Strategy: The Fund invests primarily in equity securities of non-U.S. companies across developed and emerging markets. In addition to investing in the equity securities of non-U.S. companies directly, the Fund may also gain exposure to such companies by investing in American Depositary Receipts (“ADRs”) and in ETFs with exposure to such companies. The Fund may also invest in equity securities of U.S. companies that derive a significant portion of their revenue from international markets.

The Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), employs a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio among issuers, sectors, countries, and/or factors (such as growth, value, momentum, quality, size, and volatility). Horizon selects securities believed to offer the highest projected return for a given level of risk, using a multi-disciplinary approach that includes economic, quantitative, and fundamental analysis. The Fund will invest its assets to gain exposure to at least three different countries, excluding the United States. Horizon selects portfolio investments without restriction as to the issuer’s market capitalization.

The Fund may engage in frequent trading to achieve its objective and, depending on Horizon’s outlook and market conditions, may focus its investments in particular sectors or areas of the economy or in particular countries.

Risk Assist® Strategy: The Fund’s Risk Assist® Strategy seeks to reduce downside risk by adjusting the Fund’s exposure to equity markets during periods of increased market volatility or heightened risk, as determined by Horizon. Horizon will opportunistically allocate Fund assets between the Equity Strategy and the Risk Assist® Strategy in an effort to reduce downside risk. Although Horizon may elect to allocate 100% of the Fund’s assets to the Risk Assist® strategy, it is not required to. Instead, Horizon generally employs the Risk Assist® strategy in stages, and Horizon may elect to allocate between 0% and 100% of the Fund’s assets to the Risk Assist® strategy, depending on Horizon’s determination of current market risk.

Under the Risk Assist® strategy, Horizon continually monitors market conditions with a specific focus on indicators of abnormal or severe risk, such as rising market volatility and declining global equity values. Based on its proprietary process, Horizon may then initiate a portfolio risk reduction when certain thresholds are met.

Horizon typically implements this risk reduction by reallocating some portion (up to 100%) of the Fund’s portfolio to U.S. Treasury Securities or other Cash Equivalents (each as defined below). U.S. Treasury Securities may include, without limitation, Treasury bonds, Treasury notes, and Treasury Inflation-Protected Securities (TIPS); exchange-traded options on such securities; and repurchase agreements fully collateralized by them. Cash Equivalents may include money market instruments such as obligations of U.S. and foreign banks, corporate obligations, U.S. government and municipal securities, asset-backed securities, and repurchase agreements, each paying a fixed, variable, or floating interest rate. The Fund may also invest in money market funds or ETFs that primarily hold Cash Equivalents. There is no limitation on the maturity or duration of the U.S. Treasury Securities in which the Fund may invest.

The Risk Assist® Strategy is designed to mitigate significant declines in the Fund’s equity portfolio, aiming to preserve capital during market downturns while remaining positioned to participate in equity market recoveries.

Options: The Fund may, at times, seek to generate income through the use of an options strategy involving primarily the sale and purchase of put and call options on broad-based securities indices or ETFs that track broad-based securities indices. The Fund expects to engage in “put spread” transactions, which consist of a sold put option on a portion of the Fund’s portfolio, and purchased put option of the same maturity with a lower strike price. The Fund seeks to generate income from the sold put options while the purchased put options with a lower strike are used to hedge against a decline of the option’s reference asset. The use of this strategy is expected to increase the Fund’s volatility. Options purchased by the Fund will are generally exchange-traded (including Flexible Exchange Options (“FLEX Options”)). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Terms that can be customized for FLEX Options include exercise price, exercise styles, and expiration dates.

During periods where equity markets are relatively stable or rising in value such that the option premiums received by the Fund exceed the change in value of the sold put option, the strategy may outperform an otherwise similar strategy that does not sell put options. Alternatively, during periods of falling markets where gains in the sold put options exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no sold put options. In those cases, however, losses will be hedged at values of the reference asset below the strike price of the long put option.

In addition to the sale and purchase of put options discussed above, the Fund may also buy or write put and call options on individual securities (including ETFs) or securities indices for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Fund may involve a “collateralized” strategy more generally, where the Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities. The Fund may also write options on individual securities that it does not hold in its portfolio (i.e., “naked” options), which have the potential for unlimited loss.

In addition to the put spreads discussed above, the Fund’s option strategies may also involve other options combinations, such as spreads, straddles and collars. In “spread” transactions, the Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different strike prices, expiration dates, or both. When the Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same strike price. A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument, and the Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Fund may engage.

The Fund’s use of options may be opportunistic and vary based on Horizon’s market outlook, risk assessment, and portfolio management objectives. The Fund may also use options for hedging purposes, to manage portfolio risk, or to enhance return potential in a cost-effective manner.

The Fund’s investment strategies, including its use of options, are subject to change based on Horizon’s ongoing assessment of market conditions and the investment opportunities available.

Strategy Portfolio Concentration [Text]	Horizon typically implements this risk reduction by reallocating some portion (up to 100%) of the Fund’s portfolio to U.S. Treasury Securities or other Cash Equivalents (each as defined below). U.S. Treasury Securities may include, without limitation, Treasury bonds, Treasury notes, and Treasury Inflation-Protected Securities (TIPS); exchange-traded options on such securities; and repurchase agreements fully collateralized by them. Cash Equivalents may include money market instruments such as obligations of U.S. and foreign banks, corporate obligations, U.S. government and municipal securities, asset-backed securities, and repurchase agreements, each paying a fixed, variable, or floating interest rate. The Fund may also invest in money market funds or ETFs that primarily hold Cash Equivalents. There is no limitation on the maturity or duration of the U.S. Treasury Securities in which the Fund may invest.